Lease Obligations - Schedule of Lease Obligations (Details) (10-K) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Lease obligations	$ 3,221,785	$ 3,790,147	$ 1,593,291
Less current portion	(1,662,476)	(1,562,651)	(555,090)
Long-term portion	$ 1,559,309	$ 2,227,496	$ 1,038,201